Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Other Non-Current Liabilities Explanatory [Abstract]
Summary of Repayment Schedule of Legal Commitments	The repayment schedule is presented in the table below.

	Payments due by period
(In thousands)	Total	Less than 1 year	1-2 years	3-5 years	More than 5 years
Legal commitments	5,879	1,879	2,500	1,500	—